Contributed Equity - Additional Information (Details) - $ / shares	Dec. 31, 2023	Jun. 21, 2023	Dec. 31, 2022	Jul. 01, 2022	Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Par value per share		$ 1
Number of shares issued and fully paid	488,733,461		486,774,622	485,951,369	486,774,622